INVESTMENT INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Investment Income [Abstract]
Schedule of investment income

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Interest income	186	93	472
Interest income from amounts due from related parties	259	298	230
Share of profit of associates (Note b)	—	189	(14)
Disposal of associates (Note a)	7,446	—	—
	7,891	580	688

(a)

In March 2017, Sky Solar Japan KK entered into a share transfer agreement with Orix Holdings to sell the share interest in OKY Solar 1 K.K and OKY Solar Omut K.K at the consideration of JPY1,068 million (US$9.18 million), which was closed on March 29, 2017 with all consideration paid in cash. The Company recorded a gain on disposal of subsidiaries of JPY 837 million (US$7.4 million).

(b)

Since the Company maintains 30% of the variable returns of 1088526 B.C. Ltd. (“1088526”) and 1091187 B.C. Ltd. (“1091187”) by 2018 and 5% by 2019 (Note 24), the Company recorded the share of profit of US$189 thousand and negative US$14 thousand in 2018 and 2019, respectively.